Retained Earnings - Details of Retained Earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Legal reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings	$ 146,812	$ 190,237	$ 354,986	$ 505,482
Cash Dividend [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings	$ 872,688	$ 1,309,032	$ 1,672,652	$ 3,127,133
Cash dividend, cash distribution per share	$ 1.2	$ 1.8	$ 2.3	$ 4.3